Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
TAXES

NOTE 13 – TAXES

a. Value-Added Tax (“VAT”)

The Company is subject to VAT and related surcharges in China for providing member services and other in-depth services. The applicable VAT rate is 6% for general taxpayers and 3% for small-scale taxpayer. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of services provided (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). VAT liability is recorded in the line item of accrued expenses and other current liabilities on the consolidated balance sheets. Under the commercial practice of the PRC, the Company pays VAT based on tax invoices issued.

All of the tax returns of the Company have been and remain subject to examination by the PRC tax authorities for five years from the date of filing.

b. Income tax

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. From year of assessment of 2019/2020 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. However, the Company’s HK subsidiary did not generate any assessable profits arising in or derived from Hong Kong for the fiscal years ended December 31, 2020 and 2019, and accordingly no provision for Hong Kong profits tax has been made in these periods.

China

The Company’s subsidiaries are incorporated in the PRC, and are subject to the PRC Enterprise Income Tax Laws (“EIT Laws”) with the statutory income tax rate of 25% with the following exceptions.

In accordance with the implementation rules of EIT Laws, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply for the HNTE certificate when the prior certificate expires. SDH obtained its HNTE certificate on October 25, 2017, and renewed in 2021. Therefore, SDH is eligible to enjoy a preferential tax rate of 15% from 2017 to 2023 to the extent it has taxable income under the EIT Law.

On January 17, 2019, the State Taxation Administration issues the notice on the scope of small-scale and low-profit corporate income tax preferential policies of the Ministry of Finance and the State Administration of Taxation, [2019] No. 13 for small-scale and low-profit enterprises whose annual taxable income is less than RMB1,000,000 (including RMB 1,000,000), approximately US$153,259, their income is reduced by 25% to the taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 5%. While the portion of annual taxable income exceeding RMB1,000,000, approximately US$144,959, but not more than RMB3,000,000, approximately US$459,777, which is essentially resulting in a favorable income tax rate of 10%. The qualifications of small-scale and low-profit enterprises were examined annually by the Tax Bureau. GMB Consulting was eligible to enjoy a preferential tax rate of 5% from 2018 to 2020.

The components of the income tax provision are as follows:

	For the years ended December 31,
	2020	2019	2018
Current
Cayman Islands	$-	$-	$-
BVI	-	-	-
Hong Kong	-	-	-
China	3,367,763	1,790,739	993,144
Deferred	-	-
Cayman Islands	-	-	-
BVI	-	-	-
Hong Kong	-	-	-
China	(312,780)	(201,638)	165,321
Total	$3,054,983	$1,589,101	$1,158,465

Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2020	2019	2018

Profit before income taxes	$15,012,270	$10,985,232	8,810,938
PRC EIT rate	25%	25%	25%
Income taxes computed at statutory EIT rate	$3,753,068	$2,746,308	2,202,734
Reconciling items:
Effect of tax holiday and preferential tax rate(a)	(627,764)	(1,072,447)	(972,088)
Effect of non-deductible expense	5,202	4,738	2,674
Super deduction of qualified R&D expenditures	(75,523)	(89,498)	(74,855)
Income tax expense	$3,054,983	$1,589,101	1,158,465
Effective tax rate	20.35%	14.47%	13.15%

(a)	For years ended December 31, 2020, 2019 and 2018, the tax saving as the result of the preferential tax rate amounted to $627,764, $1,072,447 and $972,088, respectively, and per share effect of the preferential tax rate were $0.04, $0.06 and $0.06, respectively.

Deferred tax assets

According to PRC tax regulations, net operating losses can be carried forward to offset future operating income for five years. Significant components of deferred tax assets were as follows:

	As of December 31,
	2020	2019
Net operating loss carry forwards	$276,730	$184,458
Provision for doubtful debts	326,076	70,095
Deferred tax assets, gross	602,806	254,553
Less: Valuation allowance	-	-
Deferred tax assets, net	$602,806	$254,553

The Company has accumulated operating loss of approximately $1,106,920 and $746,141 as of December 31, 2020 and 2019 for income tax purposes available for offsetting against future taxable income. The accumulated operating loss were from several PRC subsidiaries of the Company. These subsidiaries are founded for one or two years thus in business start-up period. Management believes that the realization of the benefits from these losses is highly probable as they are developing well and will started to make profits in the near future. Accordingly, as of December 31, 2020 and 2019, no valuation allowance has been recorded. In making such determination, the Company considered factors including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry forwards, and (iii) tax planning strategies. The amount of the deferred tax asset considered realizable, however, could be adjusted if estimates of future taxable income during the carry forward period are reduced.

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. For the fiscal years ended December 31, 2020 and 2019, the Company had no unrecognized tax benefits.

For the Company’s operating subsidiaries, the tax years ended December 31, 2016, through December 31, 2020 remain open for statutory examination by PRC tax authorities.